Taxation - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance beginning of period	$ 7.9	$ 0.0	$ 0.0
Increases as a result of positions taken in prior periods	0.0	7.9	0.0
Balance end of period	7.9	$ 7.9	$ 0.0
Accrued interest and penalties	0.1
Interest and penalties expensed	0.1
Favorable impact on tax rate	8.0
Decrease reasonably possible for unrecognized tax benefits	1.2
Other Current Liabilities
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance end of period	1.2
Other Noncurrent Liabilities
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance end of period	$ 6.7